Document and Entity Information	Aug. 30, 2017
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	EATON VANCE SERIES TRUST II
Central Index Key	0000074663
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	Mar. 01, 2017
Eaton Vance Income Fund of Boston | Class A
Risk/Return:
Trading Symbol	EVIBX
Eaton Vance Income Fund of Boston | Class B
Risk/Return:
Trading Symbol	EBIBX
Eaton Vance Income Fund of Boston | Class C
Risk/Return:
Trading Symbol	ECIBX
Eaton Vance Income Fund of Boston | Class R
Risk/Return:
Trading Symbol	ERIBX
Eaton Vance Income Fund of Boston | Class I
Risk/Return:
Trading Symbol	EIBIX
Eaton Vance Income Fund of Boston | Class R6
Risk/Return:
Trading Symbol	EIBRX